Summary of Status of Equity Incentive Plan (Detail)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares
Canadian Share Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Options Outstanding, Beginning balance | shares	115,605	115,605	148,665	148,665
Options Outstanding, Exercised | shares	(26,705)	(26,705)
Options Outstanding, Forfeited | shares	(65,845)	(65,845)	(33,060)	(33,060)
Options Outstanding, Ending balance | shares	23,055	23,055	115,605	115,605
Weighted Average Exercise Price, Beginning balance	$ 123.35		$ 138.86
Weighted Average Exercise Price, Exercised	88.62
Weighted Average Exercise Price, Forfeitures	141.05		193.1
Weighted Average Exercise Price, Ending balance	$ 113.01		$ 123.35
Options exercisable | shares	23,055	23,055	115,605	115,605	141,156
Canadian Share Options [Member] | Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Range of Exercise Prices, Beginning balance	$ 146.4		$ 286.2
Range of Exercise Prices, Exercised	89.2
Range of Exercise Prices, Forfeitures	286.2		286.2
Range of Exercise Prices, Ending balance	145.97		146.4
Canadian Share Options [Member] | Bottom Of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Range of Exercise Prices, Beginning balance	87		87
Range of Exercise Prices, Exercised	87
Range of Exercise Prices, Forfeitures	89.2		89.2
Range of Exercise Prices, Ending balance	$ 87		$ 87
U.S. Share Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Options Outstanding, Beginning balance | shares	267,843	267,843	283,793	283,793
Options Outstanding, Granted | shares	0	0	0	0
Options Outstanding, Exercised | shares	(93,890)	(93,890)
Options Outstanding, Forfeited | shares	(32,205)	(32,205)	(15,950)	(15,950)
Options Outstanding, Ending balance | shares	141,748	141,748	267,843	267,843
Weighted Average Exercise Price, Beginning balance		$ 80.43		$ 86.23
Weighted Average Exercise Price, Exercised		61.64
Weighted Average Exercise Price, Forfeitures		115.8		183.6
Weighted Average Exercise Price, Ending balance		$ 84.84		$ 80.43
Options exercisable | shares	141,748	141,748	257,854	257,854	239,521
U.S. Share Options [Member] | Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Range of Exercise Prices, Beginning balance		$ 115.8		$ 183.6
Range of Exercise Prices, Exercised		68.8
Range of Exercise Prices, Forfeitures		115.8		183.6
Range of Exercise Prices, Ending balance		111.47		115.8
U.S. Share Options [Member] | Bottom Of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Range of Exercise Prices, Beginning balance		51.2		51.2
Range of Exercise Prices, Exercised		51.2
Range of Exercise Prices, Forfeitures		115.8		183.6
Range of Exercise Prices, Ending balance		$ 51.2		$ 51.2